Stock Option Plans (Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Options Outstanding [Roll Forward]
Outstanding at beginning of year	1,273,731	1,076,067	1,069,774
Granted	126,571	241,575	242,300
Exercised	(25,105)	0	0
Forfeited/expired	(108,859)	(43,911)	(236,007)
Outstanding at end of year	1,266,338	1,273,731	1,076,067
Options exercisable	843,011	789,129	670,258
Options available for grant	226,899	327,184	549,003
Options, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning of year	$ 19.21	$ 20.86	$ 21.74
Granted	$ 16.55	$ 11.50	$ 12.01
Exercised	$ 13.17	$ 0.00	$ 0.00
Forfeited/expired	$ 18.05	$ 17.25	$ 15.76
Outstanding at end of year	$ 19.17	$ 19.21	$ 20.86
Options exercisable, Weighted Average Exercise Price	$ 22.18	$ 23.58	$ 25.08
Weighted-average fair value of options granted during the year	$ 7.55
Stock Options [Member]
Options, Weighted Average Exercise Price [Roll Forward]
Weighted-average fair value of options granted during the year	$ 7.55	$ 5.99	$ 6.42